SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policy [Line Items]
Finished goods	$ 69,331	$ 56,818	$ 91,008
Raw materials	207,928	18,603	39,543
Work-In-Process	38,361	46,754	14,658
Total	$ 315,620	$ 122,175	$ 145,209